Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Investments [Abstract]
Schedule of Long Term Investments

Long-term investments consist of the following:

	As of December 31,
	2024	2025
	US$	US$
Held-to-maturity debt securities	51,070,585	25,811,678
Investment in insurance contracts	29,750,000	42,500,000
Debt securities measured at fair value under fair value option	8,948,600	9,557,200
Others	3,929,739	4,184,894
Long-term investments	93,698,924	82,053,772